Other Financial Liabilities (debt) - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Liabilities debt [Line Items]
Repayments of borrowings, classified as financing activities			$ 7,197	$ 95,000	$ 95,000
Write off debt issuance costs			900
Extinguishment debt issuance cost				1,300	1,900
Senior unsecured credit facility [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings	$ 1,500,000
Repayments of borrowings, classified as financing activities			975,000	305,000
Increased in Credit Facility	$ 225,000
Interest expense			$ 22,400	39,100	$ 49,600
Citi bank [Member] | Senior unsecured credit facility [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount		$ 1,800,000
Term of credit facility		5 years
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings, interest rate basis			Interest on the credit facility is based on the London Interbank Offered Rate (LIBOR) plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.
Description of amortization of credit facility			The credit facility calls for amortization in four installments, with 15% of the total facility due on December 31, 2020 (fully repaid as of December 31, 2020), 15% due on June 30, 2021 (fully repaid as of December 31, 2020), 35% due on December 31, 2021 (fully repaid as of December 31, 2020) and 35% due on June 19, 2022 (US$525 million).
Write off debt issuance costs			$ 1,700	1,800
Extinguishment debt issuance cost			$ 900	$ 1,300